Document and Entity Information	Dec. 30, 2022
Entity Listings [Line Items]
Amendment Flag	false
Entity Central Index Key	0001063344
Document Type	8-K
Document Period End Date	Dec. 30, 2022
Entity Registrant Name	HERSHA HOSPITALITY TRUST
Entity Incorporation, State or Country Code	MD
Entity File Number	001-14765
Entity Tax Identification Number	25-1811499
Entity Address, Address Line One	44 Hersha Drive
Entity Address, City or Town	Harrisburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17102
City Area Code	717
Local Phone Number	236-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Shares of Beneficial Interest, par value $.01 per share
Trading Symbol	HT
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.875% Series C Cumulative Redeemable Preferred Shares of Beneficial Interest, par value $.01 per share
Trading Symbol	HT-PC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.50% Series D Cumulative Redeemable Preferred Shares of Beneficial Interest, par value $.01 per share
Trading Symbol	HT-PD
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.50% Series E Cumulative Redeemable Preferred Shares of Beneficial Interest, par value $.01 per share
Trading Symbol	HT-PE
Security Exchange Name	NYSE